Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,775.36
Total Transaction Valuation	54,889,205.71
Total Offset Amount	0.00
Net Fee	$ 4,775.36
Offering Table N/A
Offset Table N/A	N/A